RELATED PARTY TRANSACTIONS AND BALANCES (Details 1) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Statement [Line Items]
Due to related parties	$ 154	$ 156
Oniva International Services Corp. [Member]
Statement [Line Items]
Due to related parties	106	105
Directors [Member]
Statement [Line Items]
Due to related parties	48	51
Jasman Yee & Associates, Inc. [Member]
Statement [Line Items]
Due to related parties	$ 0	$ 0